Amount Outstanding of Tranches - Two Thousand Five Note Purchase Agreement (Detail) - 2005 Note Purchase Agreement [Member] - Series 2005A Tranche C [Member] $ in Millions	12 Months Ended
Mar. 31, 2016 USD ($)
Debt Instrument [Line Items]
Principal	$ 57.2
Maturity Date	Nov. 15, 2017
Interest Rate	5.48%